Annual Fund Operating Expenses	Sep. 24, 2025
Liberty One Spectrum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 1, 2026
Liberty One Spectrum ETF | Liberty One Spectrum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.85%
Liberty One Defensive Dividend Growth ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 1, 2026
Liberty One Defensive Dividend Growth ETF | Liberty One Defensive Dividend Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[3]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	0.85%
Liberty One Tactical Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 1, 2026
Liberty One Tactical Income ETF | Liberty One Tactical Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[5]
Acquired Fund Fees and Expenses	0.16%	[5],[6]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.03%)	[7]
Net Expenses (as a percentage of Assets)	1.01%

[1]	Estimated for the current fiscal year.
[2]	Liberty One Investment Management, LLC (“Liberty One Investment Management” or the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least December 1, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.85% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made.
[3]	Estimated for the current fiscal year.
[4]	The Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least December 1, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.85% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made.
[5]	Estimated for the current fiscal year.
[6]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[7]	The Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least December 1, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.85% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made.